Supplemental Cash Flow Information (Details) - Schedule of provides supplemental cash flow information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of provides supplemental cash flow information [Abstract]
Cash paid for interest	$ (144)	$ (53)
Cash paid for taxes
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,446)	(1,255)
Operating cash flows from finance leases	(29)	(50)
Right-of-use assets obtained in exchange for lease obligations	$ 1,007	$ 21